LEASES (Tables)	12 Months Ended
Mar. 31, 2025
Leases
SCHEDULE OF COMPONENTS OF LEASE EXPENSES

The components of lease expenses are as follows:

	For the year ended March 31,
	2024	2025
	USD	USD

Operating lease expense	52,432	81,966
Finance lease expense
Amortization of right-of-use assets	1,300,302	1,546,442
Interest on lease liabilities	171,339	185,166
Total finance lease expense	1,471,641	1,731,608

SCHEDULE OF COMPONENTS OF FINANCE LEASE

The components of finance lease are as follows:

	For the year ended March 31,
	2024	2025
	USD	USD

Finance lease
Right-of-use assets, costs	7,528,894	8,428,505
Accumulated amortization	(2,764,648)	(4,290,586)
Right-of-use assets, net	4,764,246	4,137,919

SCHEDULE OF OTHER INFORMATION ABOUT LEASES

Other information about the Company’s leases is as follows:

	As of March 31,
	2024	2025
	USD	USD
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	30,692	107,936
Operating cash flows used in finance leases	171,339	185,166
Financing cash flows used in finance leases	1,553,954	1,292,795
Right-of-use assets obtained in exchange for new operating lease liabilities	90,342	67,072
Right-of-use assets obtained in exchange for new finance lease liabilities	1,767,504	964,362
Weighted-average remaining lease term-operating	1.44 years	1.14 years
Weighted-average remaining lease term-finance	3.18 years	2.56 years
Weighted average discount rate-operating	4.0%	4.0%
Weighted average discount rate-finance	6.22%	6.05%

SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITIES

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2025:

	Operating leases	Finance leases	Total
	USD	USD	USD

Year ending March 31,
2026	42,923	1,437,484	1,480,407
2027	10,578	1,076,375	1,086,953
2028	-	524,120	524,120
2029	-	264,250	264,250
2030 and thereafter	-	-	-
Total undiscounted lease payments	53,501	3,302,229	3,355,730
Less: imputed interest	(1,227)	(278,681)	(279,908)
Lease liabilities recognized in the Consolidated Balance Sheet	52,274	3,023,548	3,075,822

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2024:

	Operating leases	Finance leases	Total
	USD	USD	USD

Year ending March 31,
2025	83,553	1,387,011	1,470,564
2026	27,462	1,078,815	1,106,277
2027	-	847,067	847,067
2028	-	307,453	307,453
2029 and thereafter	-	124,923	124,923
Total undiscounted lease payments	111,015	3,745,269	3,856,284
Less: imputed interest	(3,958)	(360,814)	(364,772)
Lease liabilities recognized in the Consolidated Balance Sheet	107,057	3,384,455	3,491,512